Discontinued Operations (Details) - Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Abstract]
Total revenue	$ 3,899	$ 4,497	$ 4,379
Hotel operating expenses	2,720	2,916	2,786
Property taxes, insurance and other	187	233	226
Depreciation expense	635	627	571
Interest expense, net	138	193	199
Loss on impairment of hotels held for sale	6,640	0	0
Income (loss) from discontinued operations	$ (6,421)	$ 528	$ 597